COVER LETTER

June 28, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds

    (1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MassMutual Select Total Return Bond Fund, MassMutual Select Strategic Bond Fund, MassMutual Select BlackRock Global Allocation Fund, and MassMutual Select Mid-Cap Value Fund, dated February 1, 2016, as filed under Rule 497(e) on June 14, 2016. The purpose of this filing is to submit the 497(e) filing dated June 14, 2016 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860) 562-2241.

Very truly yours,

/s/ Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Assistant Secretary, MassMutual Select Funds